Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Warrants Exercisable Term
Schedule of financial statements

	According to the previous accounting policy	The change	As presented according to IFRS 16
	NIS in thousands

As of January 1, 2019:

Non-current assets:
Right-of-use assets	-	1,613	1,613

Current liabilities:
Lease liabilities	-	489	489

Non-current liabilities:
Lease liabilities	-	1,124	1,124

Schedule of minimum lease payments of lease liability

January 1, 2019
NIS in thousands

Total future minimum lease payments for non-cancellable leases as per IAS 17 according to the financial statements as of December 31, 2018	1,338
Effect of short-term leases and/or leases of low value assets whose lease payments are recognized as an expense on the straight-line basis over the lease term	(240)
Effect of changes in expected exercise of lease extension and/or termination options	713

Total undiscounted lease liabilities as per IFRS 16	1,811
Effect of discount of future lease payments at the Company's incremental borrowing rate on initial date of adoption	(198)

Total lease liabilities as per IFRS 16 as of January 1, 2019	1,613

Total lease liabilities resulting from initial adoption of IFRS 16 as of January 1, 2019	1,613

Schedule of quantitative disclosures of the fair value measurement hierarchy of the liabilities
	June 30, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(3,722)	-	(3,722)

Total financial net assets (liabilities)	(3,722)	-	(3,722)

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(1,816)	-	(1,816)
ADSs for consultants	(203)	-	(203)

Total financial net assets (liabilities)	(2,019)	-	(2,019)